ACCUMULATED OTHER COMPREHENSIVE INCOME Schedules of Accumulate Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized net gain (loss) on qualifying cash flow hedging instruments	$ 4,671,000	$ (1,822,000)	$ (6,832,000)
Unrealized gain on available-for-sale securities	15,751,000	7,796,000	5,911,000
Losses associated with pensions, net of tax recoveries of $0.3 million (2011: $0.4 million)	15,251,000	12,731,000	17,809,000
Losses associated with pensions, net of tax recoveries of $0.2 million (2013: $0.2 million)	200,000	300,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	5,171,000	(6,757,000)	(18,730,000)	(34,948,000)
Other comprehensive (loss) income before reclassification	8,693,000	22,760,000	7,229,000
Amount reclassified from accumulated other comprehensive income	3,235,000	(10,787,000)	8,989,000
Movement in Other comprehensive Income	11,928,000	11,973,000	16,218,000
Gain (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	15,751,000	7,796,000	5,911,000	0
Other comprehensive (loss) income before reclassification	7,955,000	12,680,000	5,911,000
Amount reclassified from accumulated other comprehensive income	0	(10,795,000)	0
Movement in Other comprehensive Income	7,955,000	1,885,000	5,911,000
Pension and post retirement benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(15,251,000)	(12,731,000)	(17,809,000)	(15,486,000)
Other comprehensive (loss) income before reclassification	(2,520,000)	5,078,000	(2,323,000)
Amount reclassified from accumulated other comprehensive income	0	0	0
Movement in Other comprehensive Income	(2,520,000)	5,078,000	(2,323,000)
Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	4,042,000	(2,676,000)	(6,832,000)	(19,462,000)
Other comprehensive (loss) income before reclassification	3,483,000	4,148,000	3,641,000
Amount reclassified from accumulated other comprehensive income	3,235,000	8,000	8,989,000
Movement in Other comprehensive Income	6,718,000	4,156,000	12,630,000
Share of affiliates comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	629,000	854,000	0	0
Other comprehensive (loss) income before reclassification	(225,000)	854,000	0
Amount reclassified from accumulated other comprehensive income	0	0	0
Movement in Other comprehensive Income	$ (225,000)	$ 854,000	$ 0